Derivative liability (Tables)	12 Months Ended
Dec. 31, 2020
Derivative liability
Schedule of changes in fair values of the derivative liability

	December 31,	December 31,
	2020	2019
Balance, beginning	$5,456,265	$3,503,572
Warrants exercised	(20,491,542)	(468,413)
Changes in fair value of derivative liabilities	32,935,132	2,421,106
Balance, ending	$17,899,855	$5,456,265